Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding $ / Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia Corporate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Class A
Trading Symbol	LIIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.12	0.80	2.49
Class A (including sales charges)	2.04	(0.17)	1.99
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,764,931,337
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 8,813,831
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%

Columbia Corporate Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	SRINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.39	1.05	2.75
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,764,931,337
Holdings Count | $ / Holding	688
Advisory Fees Paid, Amount	$ 8,813,831
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%

Columbia Corporate Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CPIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.53	1.18	2.87
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,764,931,337
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 8,813,831
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%

Columbia Corporate Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CRIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.45	1.21	2.90
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,764,931,337
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 8,813,831
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%

Columbia Corporate Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Class S
Trading Symbol	SRIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of October 2, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 35 (a)	0.61% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.61%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security Selection
| Security selection contributed to the Fund’s relative performance during the period, particularly a position in a semiconductor manufacturing company.
Allocations
| Industry allocation was also additive to relative Fund performance. Most notably, allocations to the aerospace and defense sector were most positive for Fund returns.
Top Performance Detractors
Credit
| The Fund, on average, was marginally overweight credit beta in investment grade while underweight credit beta in high yield versus the benchmark. With lower-rated credits outperforming and the portfolio’s underweight to high yield, credit allocation marginally detracted from performance.
Allocations
| Overweights in the health care, independent energy and pharmaceutical sectors detracted from performance.
Security Selection
| Detractors during the period included a global beverage company as well as a large media company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	7.38	1.05	2.75
Blended Benchmark - 85% Bloomberg U.S. Corporate Bond Index, 15% ICE BofA U.S. Cash Pay High Yield Constrained Index	7.76	1.35	2.85
Bloomberg U.S. Corporate Bond Index	7.60	0.47	2.50
Bloomberg U.S. Aggregate Bond Index (b)	8.02	(0.67)	1.54
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,764,931,337
Holdings Count | Holding	688
Advisory Fees Paid, Amount	$ 8,813,831
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,764,931,337
Total number of portfolio holdings	688
Management services fees (represents 0.49% of Fund average net assets)	$ 8,813,831
Portfolio turnover for the reporting period	90%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Principal Life Global Funding II 11/27/2029 4.950%	2.1%
NiSource, Inc. 02/15/2031 1.700%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.8%
Bank of America Corp. 10/24/2031 1.922%	1.7%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.6%
BAE Systems PLC 02/15/2031 1.900%	1.5%
Citigroup, Inc. 01/25/2033 3.057%	1.4%
U.S. Treasury 08/15/2043 4.375%	1.4%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.2%
ERAC USA Finance LLC 05/01/2028 4.600%	1.2%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.